PREPAID EXPENSES AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Mar. 31, 2023
Notes and other explanatory information [abstract]
Prepaid clinical research costs	$ 1,866	$ 1,653
Tax deposits	104	119
Prepaid insurance	97	621
Other receivables	56	71
Other prepaid expenses	52	56
Research & development tax credits		169
Total prepaid expenses and other receivables	$ 2,175	$ 2,689